Investments under Resale Agreements and Obligations under Repurchase Agreements	12 Months Ended
Dec. 31, 2019
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Investments under Resale Agreements and Obligations under Repurchase Agreements

Note 7 - Investments under Resale Agreements and Obligations under Repurchase Agreements

a)	The Bank purchases financial instruments agreeing to resell them at a future date. As of December 31, 2019 and 2018 the instruments acquired under resale agreements are as follows:

	As of December 31, 2019				As of December 31, 2018
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	20,593	—	—	20,593	14,533	—	—	14,533
Government securities	17,491	—	—	17,491	76,977	—	—	76,977
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	8,603	—	—	8,603	—	—	—	—
Notes	—	—	—	—	—	—	—	—
Other securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	27,546	—	—	27,546	17,351	—	—	17,351
Other foreign instruments	1,742	—	—	1,742	606	—	—	606
Totals	75,975	—	—	75,975	109,467	—	—	109,467

b)	As of December 31, 2019 and 2018, the instruments acquired under agreements to repurchase are as follows:

	As of December 31, 2019				As of December 31, 2018
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	168,778	—	—	168,778	21,018	—	—	21,018
Government securities	11,970	—	—	11,970	283,898	—	—	283,898
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	318,389	—	—	318,389	—	—	—	—
Notes	—	—	—	—	—	—	—	—
Other Chilean securities	—	—	—	—	65,707	—	—	65,707
Foreign financial securities
Central Banks and Government securities	—	—	—	—	—	—	—	—
Other foreign instruments	60,320	—	—	60,320	644,991	—	—	644,991
Totals	559,457	—	—	559,457	1,015,614	—	—	1,015,614